Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Statements [Line Items]
Summary of Employee Related Share Based Compensation Expense
The Group recognized total employee-related share-based compensation expenses from all plans for the years ended December 31, 2022, 2021 and 2020 as set out below:

	Year ended December 31,
	2022	2021	2020
	(Euros in thousands)
Research and development expenses	(12,925)	(15,564)	(14,546)
General and administrative expenses	(9,645)	(10,839)	(10,973)

Total share-based compensation	(22,570)	(26,403)	(25,519)

Matching Stock Options [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	Immatics applied a Black Scholes pricing model to estimate the fair value of the Matching Stock Options, which the Group records as an expense over the four-year graded vesting period.

As of June 30, 2020
Exercise price in USD	$10.00
Underlying share price in USD	$15.15
Volatility	75%
Time period (years)	5.5
Risk free rate	0.29%
Dividend yield	0.00%

Summary of Employee Share Options
Matching Stock Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,406,468
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	10.00	11,910
Matching Stock Options expired	10.00	46,554
Matching Stock Options outstanding on December 31,	10.00	1,348,004
Matching Stock Options exercisable on December 31,	10.00	1,348,004
Weighted average remaining contract life (years)	7.50
Matching Stock Options outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,422,556
Matching Stock Options forfeited	10.00	9,254
Matching Stock Options exercised	10.00	6,834
Matching Stock Options expired	—	—
Matching Stock Options outstanding on December 31,	10.00	1,406,468
Matching Stock Options exercisable on December 31,	10.00	1,413,302
Weighted average remaining contract life (years)	8.50
Matching Stock Options outstanding as of December 31, 2020:

	2020
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	—	—
Matching Stock Options granted in June	10.00	1,430,818
Matching Stock Options forfeited	10.00	8,262
Matching Stock Options exercised	—	—
Matching Stock Options expired	—	—
Matching Stock Options outstanding on December 31,	10.00	1,422,556
Matching Stock Options exercisable on December 31,	—	—
Weighted average remaining contract life (years)	9.50
Weighted average fair value of options granted in USD for June	10.59

Converted Options [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	Immatics applied a Black Scholes pricing model to estimate the fair value of the Converted Options.

As of June 30, 2020
Average exercise price in USD	$2.47
Underlying share price in USD	$15.15
Volatility	75%
Time period (years)	5.6
Risk free rate	0.29%
Dividend yield	0.00%

Summary of Employee Share Options
Converted Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.64	566,311
Converted Options forfeited	1.36	12,328
Converted Options exercised	1.24	20,337
Converted Options expired	1.35	8,465
Converted Options outstanding on December 31,	2.74	525,181
Converted Options exercisable on December 31,	2.75	392,258
Weighted average remaining contract life (years)	5.01

Converted Options outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.58	594,844
Converted Options forfeited	1.30	18,548
Converted Options exercised	1.29	8,180
Converted Options expired	1.29	1,805
Converted Options outstanding on December 31,	2.64	566,311
Converted Options exercisable on December 31,	2.61	193,727
Weighted average remaining contract life (years)	6.01
Converted Options outstanding as of December 31, 2020:

	2020
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	—	—
Converted Options granted in June	2.49	632,384
Converted Options forfeited	1.08	37,540
Converted Options exercised	—	—
Converted Options expired	—	—
Converted Options outstanding on December 31,	2.58	594,844
Converted Options exercisable on December 31,	2.45	53,856
Weighted average remaining contract life (years)	7.01
Weighted average fair value of options granted in USD for June	4.83

Additional Grants Under 2020 Plan [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	Immatics applied a Black Scholes pricing model to estimate the fair value of the Service Options

	As of December 31, 2022	As of December 31, 2021	As of December 31, 2020
Exercise price in USD	$9.39	$11.22	$9.87
Underlying share price in USD	$9.39	$11.22	$12.70
Volatility	85.44%	82.18%	78.83%
Time period (years)	6.07	6.11	6.56
Risk free rate	3.48%	1.27%	0.37%
Dividend yield	0.00%	0.00%	0.00%

Summary of Employee Share Options
Service Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	10.57	3,725,619
Service Options granted in 2022	9.39	2,619,720
Service Options forfeited	10.63	182,832
Service Options exercised	10.40	16,312
Service Options expired	10.22	17,035
Service Options outstanding on December 31,	10.07	6,129,160
Service Options exercisable on December 31,	10.33	1,438,413
Weighted average remaining contract life (years)	8.87
Service Options outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	9.87	1,910,182
Service Options granted in 2021	11.22	1,967,708
Service Options forfeited	10.01	149,178
Service Options exercised	10.00	3,093
Service Options expired	—	—
Service Options outstanding on December 31,	10.57	3,725,619
Service Options exercisable on December 31,	9.86	557,401
Weighted average remaining contract life (years)	9.36

Service Options outstanding as of December 31, 2020:

	2020
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	—	—
Service Options granted in 2020	9.87	1,963,566
Service Options forfeited	10.00	53,384
Service Options exercised	—	—
Service Options expired	—	—
Service Options outstanding on December 31,	9.87	1,910,182
Service Options exercisable on December 31,	—	—
Weighted average remaining contract life (years)	9.72

Performance Based Options [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows:

As of September 28, 2021
Exercise price in USD	$12.92
Underlying share price in USD	$12.92
Volatility	77.16%
Time period (years)	3.75
Risk free rate	1.49%
Dividend yield	0.00%
In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows:

As of December 31, 2020
Exercise price in USD	$10.00
Underlying share price in USD	$14.76
Volatility	78.93%
Time period (years)	6.98
Risk free rate	0.66%
Dividend yield	0.00%

Summary of Employee Share Options
PSUs outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.08	3,696,000
PSUs granted	—	—
PSUs forfeited	10.00	30,000
PSUs outstanding on December 31,	10.08	3,666,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	7.98
PSUs outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.00	3,644,000
PSUs granted in 2021	12.92	100,000
PSUs forfeited	10.00	48,000
PSUs outstanding on December 31,	10.08	3,696,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	8.98
PSUs outstanding as of December 31, 2020:

	2020
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	—	—
PSUs granted in 2020	10.00	3,899,000
PSUs forfeited	10.00	255,000
PSUs outstanding on December 31,	10.00	3,644,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	9.60